Capital disclosures (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 833,841,000	$ 416,763,000	$ 256,077,000
Total liquidity	1,760,841,000	1,516,763,000
Total debt	2,363,372,000	1,768,853,000
Non-controlling interests	292,357,000	298,675,000
Shareholders’ equity	1,149,100,000	1,331,685,000
Total capitalization	$ 3,804,829,000	$ 3,399,213,000
Total debt to capitalization	62.00%	52.00%
Net debt to capitalization	51.00%	45.00%
Revolving credit facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facilities	$ 300,000,000	$ 300,000,000
Construction facilities
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facilities	627,000,000	800,000,000
Total debt	173,000,000
G3 construction facility
Disclosure of liquidity and capitalization [Line Items]
Total debt	176,335,000	0
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	1,979,125,000	1,535,662,000
Egypt limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 46,948,000	75,165,000
Ownership of subsidiary, percentage of inclusion	100.00%
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 160,964,000	$ 158,026,000